Equity Method Investments And Variable Interest Entities (Non-controlling Interest) (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2017	Mar. 31, 2015	Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Ownership acquired (percentage)	25.00%
Noncontrolling interest in VIE	$ 8	$ 40
Payment to partner	$ 2	$ 8
Ownership percentage by noncontrolling owners (percentage)			25.00%